Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Total current tax expense	€ 1,734	€ 1,968	€ 1,896
Total deferred tax expense/income	(352)	(497)	42
Total income tax expense	1,382	1,471	1,938
Germany
Income Taxes
Total current tax expense	539	608	895
Total deferred tax expense/income	89	109	(38)
Foreign
Income Taxes
Total current tax expense	1,195	1,360	1,001
Total deferred tax expense/income	€ (441)	€ (606)	€ 80